Equity - Summary of Dividends Declared and Paid (Detail) - MXN ($) $ / shares in Units, $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Dividend declared and paid	$ 9,220	$ 8,636	$ 8,355
Series B shares [member]
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	$ 0.45980	$ 0.43067
Series D shares [member]
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	$ 0.57480	$ 0.53833
Coca Cola FEMSA [member]
Disclosure of classes of share capital [line items]
Dividend declared and paid	$ 7,038	$ 6,991	$ 6,945